Load | Forward Tactical Growth Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Load Forward Tactical Growth Fund		Class A	Class C	Class M
Management Fee	[1]	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	[1]	0.35%	0.75%
Shareholder Services Fees	[1]	0.20%	0.25%	0.05%
Other Expenses	[1]	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses	[1]	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	[1]	1.96%	2.41%	1.46%
[1]	Restated to reflect current fees.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Load Forward Tactical Growth Fund (USD $)	Class A	Class C	Class M
1 Year	763	344	149
3 Years	1,155	751	462
5 Years	1,571	1,285	797
10 Years	2,726	2,742	1,744

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Load Forward Tactical Growth Fund (USD $)	Class A	Class C	Class M
1 Year	763	244	149
3 Years	1,155	751	462
5 Years	1,571	1,285	797
10 Years	2,726	2,742	1,744